ACCOUNTING PRINCIPLES AND POLICIES - Long term incentive plan and restricted stock unit plan (Details)	12 Months Ended
Dec. 31, 2025
Share based compensation [Line Items]
Award vesting period	3 years
Service period	3 years
Performance period	3 years
Restricted stock units
Share based compensation [Line Items]
Award vesting period	4 years
Executive Directors | New long term incentive plan
Share based compensation [Line Items]
Award vesting period	3 years
Total shareholder return performance objective, percent	0.40
Strategy oriented performance objectives, percent	0.60
Retainment period	5 years